Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments

Year Ended December 31, 2011:

	Natural Gas Services	NGL Logistics	Wholesale Propane Logistics	Other	Eliminations (f)	Total
	(Millions)
Total operating revenue	$1,670.4	$56.6	$633.6	$—	$(2.2)	$2,358.4

Gross margin (a)	$322.3	$52.0	$51.1	$—	$—	$425.4
Operating and maintenance expense	(94.7)	(15.9)	(15.1)	—	—	(125.7)
Depreciation and amortization expense	(89.5)	(8.2)	(2.9)	—	—	(100.6)
General and administrative expense	—	—	—	(48.3)	—	(48.3)
Earnings from unconsolidated affiliates	22.7	—	—	—	—	22.7
Other operating income	—	0.5	—	—	—	0.5
Interest expense	—	—	—	(33.9)	—	(33.9)
Income tax expense (b)	—	—	—	(0.5)	—	(0.5)

Net income (loss)	160.8	28.4	33.1	(82.7)	—	139.6
Net income attributable to noncontrolling interests	(18.8)	—	—	—	—	(18.8)

Net income (loss) attributable to partners	$142.0	$28.4	$33.1	$(82.7)	$—	$120.8

Non-cash derivative mark-to-market (c)	$41.8	$—	$0.3	$(2.2)	$—	$39.9

Capital expenditures	$151.8	$9.3	$4.6	$—	$—	$165.7

Acquisitions net of cash acquired	$145.2	$29.6	$—	$—	$—	$174.8

Investments in unconsolidated affiliates	$7.0	$—	$—	$—	$—	$7.0

Year Ended December 31, 2010:

	Natural Gas Services	NGL Logistics	Wholesale Propane Logistics	Other	Total
	(Millions)
Total operating revenue	$1,617.6	$17.6	$473.2	$—	$2,108.4

Gross margin (a)	$283.5	$12.9	$28.9	$—	$325.3
Operating and maintenance expense	(82.0)	(3.7)	(12.6)	—	(98.3)
Depreciation and amortization expense	(83.5)	(2.6)	(1.9)	(0.1)	(88.1)
General and administrative expense	—	—	—	(45.8)	(45.8)
Earnings from unconsolidated affiliates	23.0	0.8	—	—	23.8
Other operating income	2.0	—	3.0	—	5.0
Step acquisition – equity interest re-measurement gain	—	9.1	—	—	9.1
Interest expense	—	—	—	(29.1)	(29.1)
Income tax expense (b)	—	—	—	(1.5)	(1.5)

Net income (loss)	143.0	16.5	17.4	(76.5)	100.4
Net income attributable to noncontrolling interests	(9.2)	—	—	—	(9.2)

Net income (loss) attributable to partners	$133.8	$16.5	$17.4	$(76.5)	$91.2

Non-cash derivative mark-to-market (c)	$(8.8)	$—	$(1.0)	$1.4	$(8.4)

Capital expenditures	$63.8	$11.5	$0.6	$—	$75.9

Acquisitions net of cash acquired	$78.8	$135.5	$67.8	$—	$282.1

Investments in unconsolidated affiliates	$2.3	$—	$—	$—	$2.3

Year Ended December 31, 2009:

	Natural Gas Services	NGL Logistics	Wholesale Propane Logistics	Other	Total
	(Millions)
Total operating revenue	$1,119.2	$10.5	$348.2	$—	$1,477.9

Gross margin (a)	$173.1	$7.6	$48.9	$—	$229.6
Operating and maintenance expense	(72.7)	(1.2)	(10.3)	—	(84.2)
Depreciation and amortization expense	(73.9)	(1.4)	(1.4)	(0.2)	(76.9)
General and administrative expense	—	—	—	(43.1)	(43.1)
Earnings from unconsolidated affiliates	16.6	1.9	—	—	18.5
Other operating expense	(0.5)	—	—	—	(0.5)
Interest income	—	—	—	0.3	0.3
Interest expense	—	—	—	(28.3)	(28.3)
Income tax expense (b)	—	—	—	(1.0)	(1.0)

Net income (loss)	42.6	6.9	37.2	(72.3)	14.4
Net income attributable to noncontrolling interests	(8.3)	—	—	—	(8.3)

Net income (loss) attributable to partners	$34.3	$6.9	$37.2	$(72.3)	$6.1

Non-cash derivative mark-to-market (c)	$(84.2)	$—	$0.8	$(0.4)	$(83.8)

Capital expenditures	$181.7	$—	$0.5	$—	$182.2

Acquisitions net of cash acquired	$44.5	$—	$—	$—	$44.5

Investments in unconsolidated affiliates	$7.0	$—	$—	$—	$7.0

	December 31,
	2011	2010	2009
	(Millions)
Segment long-term assets:
Natural Gas Services	$1,555.4	$1,469.3	$1,415.6
NGL Logistics (d)	250.1	221.7	32.3
Wholesale Propane Logistics (d)	104.2	101.7	53.2
Other (e)	14.0	4.1	13.1

Total long-term assets	1,923.7	1,796.8	1,514.2
Current assets	353.7	350.4	291.4

Total assets	$2,277.4	$2,147.2	$1,805.6

(a)	Gross margin consists of total operating revenues, including commodity derivative activity, less purchases of natural gas, propane, NGLs and condensate. Gross margin is viewed as a non-GAAP measure under the rules of the SEC, but is included as a supplemental disclosure because it is a primary performance measure used by management as it represents the results of product sales versus product purchases. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner.
(b)	Income tax expense relates primarily to the Texas margin tax and the Michigan business tax.
(c)	Non-cash derivative mark-to-market is included in segment gross margin, along with cash settlements for our derivative contracts.
(d)	Long-term assets for our NGL Logistics segment increased in 2010 as a result of our acquisitions of the Wattenberg pipeline, Black Lake and Marysville. Our July 30, 2010 acquisition of an additional 50% interest in Black Lake from an affiliate of BP PLC brought our ownership interest in Black Lake to 100%. Prior to our acquisition of an additional 50% interest in Black Lake, we accounted for Black Lake under the equity method of accounting. Subsequent to this transaction we account for Black Lake as a consolidated subsidiary.
Long-term assets for our Wholesale Propane Logistics segment increased in 2010 as a result of our acquisition of Atlantic Energy from a subsidiary of UGI Corporation.

(e)	Other long-term assets not allocable to segments consist of restricted investments, unrealized gains on derivative instruments, corporate leasehold improvements and other long-term assets.
(f)	Represents intersegment revenues consisting of sales of NGLs by Marysville in our NGL Logistics business to our Wholesale Propane business.